RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
A.	Balances

	The nature of the relationships involved	As of December 31,
		2017	2016
Long-term investment	Equity investment in a limited partnership	$66	$37

B.	Transactions

	Description of the transactions	Year ended December 31,
		2017	2016	2015
Cost of revenues	Purchase of services and goods from affiliates of a related party.	$--	$--	$13,970
General and Administrative expenses	Directors’ fees and reimbursement to directors	$719	$639	$234
Other expense (income), net	Equity loss (profit) in a limited partnership	$(29)	$13	$(6)